Average Annual Total Returns (Vanguard Intermediate-Term Bond Index Fund ETF)	Vanguard Intermediate-Term Bond Index Fund Vanguard Intermediate-Term Bond Index Fund - ETF Shares 1/1/2014 - 12/31/2014	Return After Taxes on Distributions Vanguard Intermediate-Term Bond Index Fund Vanguard Intermediate-Term Bond Index Fund - ETF Shares 1/1/2014 - 12/31/2014	Return After Taxes on Distributions and Sale of Fund Shares Vanguard Intermediate-Term Bond Index Fund Vanguard Intermediate-Term Bond Index Fund - ETF Shares 1/1/2014 - 12/31/2014	Based on Market Value Vanguard Intermediate-Term Bond Index Fund Vanguard Intermediate-Term Bond Index Fund - ETF Shares 1/1/2014 - 12/31/2014	Barclays U.S. 5-10 Year Gov Credit Bond Index Vanguard Intermediate-Term Bond Index Fund Vanguard Intermediate-Term Bond Index Fund - ETF Shares 1/1/2014 - 12/31/2014	Barclays U.S. 5-10 Year Gov Credit Float Adjusted Index Vanguard Intermediate-Term Bond Index Fund Vanguard Intermediate-Term Bond Index Fund - ETF Shares 1/1/2014 - 12/31/2014	Spliced Barclays U.S. 5-10 Year Gov Credit Float Adjusted Index Vanguard Intermediate-Term Bond Index Fund Vanguard Intermediate-Term Bond Index Fund - ETF Shares 1/1/2014 - 12/31/2014
Average Annual Returns for Periods Ended December 31, 2014
One Year	7.00%	5.54%	4.06%	7.24%	6.91%	6.91%	6.91%
Five Years	6.03%	4.47%	4.19%	6.01%	6.07%	6.08%	6.08%
Since Inception	6.21%	4.62%	4.31%	6.24%	6.18%		6.18%